Financing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023
Unique Logistics International, Inc. [Member]
Financing Arrangements (Tables) [Line Items]
Schedule of Financing Arrangement

Financing arrangements on the consolidated balance sheets consists of:

	August 31, 2023	May 31, 2023
Revolving Credit Facility	$13,307,415	$8,050,227
Term Debt	9,497,983	4,000,000
	22,805,398	12,050,227
Less: Current portion	(14,279,082)	(8,050,227)
	$8,526,316	$4,000,000
Financing arrangements on the consolidated balance sheets consists of:
	May 31, 2023	May 31, 2022
Revolving Credit Facility	$8,050,227	$38,141,451
Term Debt	4,000,000
Notes Payable	—	608,333
	12,050,227	38,749,784
Less: Current portion	8,050,227	38,749,784
	$4,000,000	$—